Asset Retirement Obligations - Narrative (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Average expected rates of inflation	2.00%	2.00%
Current restricted cash and cash equivalents	CAD 95	CAD 84
Non-current restricted cash and cash equivalents	97	72
Asset Retirement Obligations
Disclosure of other provisions [line items]
Undiscounted inflation-adjusted ARO	CAD 9,700	CAD 11,400
Expected timing	42 years	41 years
Peoples Republic of China
Disclosure of other provisions [line items]
Restricted cash and cash equivalents	CAD 192	CAD 156
Current restricted cash and cash equivalents	95	84
Non-current restricted cash and cash equivalents	CAD 97	CAD 72
Minimum | Asset Retirement Obligations
Disclosure of other provisions [line items]
Discount rate, adjusted risk-free rate (as a percent)	2.90%	2.80%
Maximum | Asset Retirement Obligations
Disclosure of other provisions [line items]
Discount rate, adjusted risk-free rate (as a percent)	4.80%	5.30%